Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Accrued expenses	$ 40.8	$ 56.7
Warranty accrual	22.0	35.6
Deferred compensation	14.0	15.8
Allowance for doubtful accounts	11.9	9.1
Inventories	12.7	14.1
Deferred revenue	20.1	12.5
Pension and post-retirement benefits	70.4	73.0
Tax credits	62.5	33.4
Net operating loss carryforwards	58.5	68.9
Capital loss carryforwards	1.9	0.0
State deferred taxes	16.3	17.4
Other	12.1	3.4
Deferred Tax Assets, Gross	343.2	339.9
Valuation allowance	(63.9)	(88.0)
Net deferred tax assets	279.3	251.9
Deferred tax liabilities
Property, plant and equipment	20.5	18.3
Goodwill and intangible assets	17.6	17.5
Partnership interest	7.7	13.1
Undistributed earnings	7.3	14.3
Net deferred tax liabilities	53.1	63.2
Net deferred tax asset	$ 226.2	$ 188.7